Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 521	¥ 109
Carrying amounts of derivatives that are deemed to guarantees	502	90
Off-balance Sheet instruments
Commitments And Contingencies Disclosure [Line Items]
Allowance for losses on off-balance-sheet instruments	¥ 99	¥ 80